Investment in Associates and Joint Venture	12 Months Ended
Dec. 31, 2020
Investment in Associates and Joint Venture
Investment in Associates and Joint Venture

5. Investment in Associates and Joint Venture

The Group participates in the following associates and joint venture:

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2019	2020	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
The Cool Pool Limited(3)	Marshall Islands	—	—	Joint venture	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)

Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing a floating storage and regasification unit (“FSRU”) along with other fixed infrastructure.

(3)	The Cool Pool Limited is the commercial manager of the Cool Pool acting as an agent (Note 1).

Investment in associates and joint venture consist of the following:

	Associates
	2019	2020
As of January 1,	20,713	21,620
Additions	158	472
Share of profit of associates	1,627	2,192
Dividend declared	(878)	(2,525)
As of December 31,	21,620	21,759

The additions of $472 relate to the investment in Gastrade (December 31, 2019:  $158). On February 9, 2017, GasLog acquired a 20% shareholding in Gastrade, a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure. GasLog, as well as being a shareholder, will provide operations and maintenance (“O&M”) services for the FSRU through an O&M agreement which was signed on February 23, 2018.

Summarized financial information in respect of the associates and the joint venture is set out below:

	Associates		Joint Venture
	2019	2020	2019	2020
Current
Total current assets	22,749	25,861	—	—
Total current liabilities	(15,258)	(18,393)	—	—
Non-current
Total non-current assets	106,421	98,926	—	—
Total non-current liabilities	(82,153)	(73,571)	—	—
Net assets	31,759	32,823	—	—
Group’s share	7,840	8,025	—	—
Effect from translation	(41)	(87)	—	—
Goodwill	13,821	13,821	—	—
Investment in associates and joint venture	21,620	21,759	—	—

	Associates			Joint Venture
	2018	2019	2020	2018	2019	2020
Revenues	23,513	26,294	27,807	346,170	121,434	—
Profit for the year	7,040	6,429	8,593	—	—	—
Total comprehensive income for the year	7,040	6,429	8,593	—	—	—
Group’s share in profit	1,800	1,627	2,192	—	—	—
Dividend declared	(8,091)	(3,510)	(10,100)	—	—	—
Group’s share in dividend	2,023	878	2,525	—	—	—